Catalyst Value Fund
Catalyst Value Fund
Investment Objective:
The Fund's goal is to achieve long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 74 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Catalyst Value Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Catalyst Value Fund		Class A	Class C	Class I
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses		1.80%	2.55%	1.55%
Fee Waiver and/or Expense Reimbursement	[1]	(0.25%)	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.55%	2.30%	1.30%
[1]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 2013. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the advisor.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Catalyst Value Fund (USD $)	Class A	Class C	Class I
1	724	233	132
3	1,086	770	465
5	1,472	1,333	821
10	2,550	2,867	1,824

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2012 was 61%.

Principal investment Strategies:

The Fund invests primarily in common stocks of domestic issuers. The Fund may invest in companies of any market capitalization but has a concentration in smaller capitalization stocks.  The Fund seeks to invest in companies with the potential to earn high returns on invested capital while still generating a strong earnings yield.

Assets of the Fund are invested using a quantitative methodology followed by qualitative research. The quantitative analysis ranks stocks based on a combination of the company's return on invested capital and earnings yield. Return on invested capital is the company's earnings as a percentage of the company's total assets.  Earnings yield is the company's earnings per share as a percentage of the stock price. This methodology generally results in a selection of profitable companies with relatively low P/E ratios.

The highest scoring common stocks from the quantitative analysis are then researched to identify which companies the portfolio manager believes have the best opportunity to maintain their financial performance and increase in value.

Stocks are subsequently removed from the portfolio when we believe it is unlikely that the company can continue to generate a similar return on invested capital in the future or if the stock reaches our estimate of fair market value.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Value Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Value Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Figures do not reflect sales charges. If they did, returns would be lower.
Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 24.69% (quarter ended September 30, 2009), and the lowest return for a quarter was (26.40%) (quarter ended September 30, 2011). The Fund’s Class A year-to-date return for the period ended September 30, 2012 was 8.84%.

Average Annual Total Returns (for the periods ended, December 31, 2011)
Average Annual Returns Catalyst Value Fund	1 Year	5 Years	Since Inception	Inception Date
Class A	(31.53%)	(1.16%)	1.93%	Jul. 31, 2006
Class A After Taxes on Distributions	(32.17%)	(1.72%)	1.39%
Class A After Taxes on Distributions and Sale of Fund Shares	(20.44%)	(1.28%)	1.35%
Class C	(28.53%)	(0.59%)	2.39%	Jul. 31, 2006
Class I	(27.14%)		16.67%	Mar. 27, 2009
S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	1.89%
Russell 2000 Total Return Value Index (reflects no deduction for fees, expenses or taxes)	4.18%	0.15%	2.43%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C and Class I shares will vary.

The Russell 2000 Total Return Value Index is included because the Fund’s portfolio generally includes a significant number of smaller capitalization companies.